Exploration and Evaluation Assets (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2018 CAD ($)	Apr. 11, 2016	Jan. 04, 2016 a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2016 CAD ($)	Sep. 25, 2019
Statement Line Items [Line Items]
Acquisition and exploration related cost								$ 603,000	$ 690,000
Impairment loss								437,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties				$ 10,000
Payments made in advance								10,000	10,000
Exploration and license related expenditures								26,944	53,014
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties				$ 8,000
Payments made in advance								8,000	8,000
Exploration and license related expenditures								23,257	20,853
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 102,715	16,425
Acquisition and exploration related cost											$ 64,256
Exploration claim description								The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | Prior to April 26, 2021 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost								$ 323,600
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost										$ 27,376
Lingman Lake Property [Member] | Prior to April 15, 2021 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost								75,200
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost								436,897
Percentage of interest in property to be acquired on basis of option agreement													100.00%
Loveland (Enid Creek) Property [Member] | NSR [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement													1.00%
Section 35 Property [Member]
Statement Line Items [Line Items]
Length of metallic minerals lease			10 years
Area of land | a			320
Cumulative exploration related costs										11,393
Refund exploration related costs										13,016
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Refund exploration related costs										10,000
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 126,074	382,020
Impairment loss										26,499,159
Percentage of net smelter return royalties								2.50%
Percentage of net smelter return royalties after reduction								1.00%
Payment required to reduce net smelter return royalties								$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties								60 days
Period of additional license application for years 11-13								3 years
Period of additional license application after year 13								3 years
License period description								The expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Recoverable amount for exploration and evaluation assets										36,149,667
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 103,414	219,377	228,925	10,794,837
Period of additional license application after first period		5 years
License fee paid												$ 7,982
Exploration cost										55,960,762
Exploration requirement										8,905,514
Accumulated exploration surplus credits										56,333,010
Total carried credits											66,950,764
Approved exploration expenditures										343,125
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid												$ 40,400
Exploration requirement										44,755,600
Accumulated exploration surplus credits										283,080,453
Total carried credits											326,111,805
Approved exploration expenditures										1,724,248
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								17,230	39,184
License period description					The Ininngui License was valid for an initial 5 years until December 31, 2016 and was extended for a further 5 years, until December 31, 2021 with annual license fee of DKK 41,000 (approximately $8,159). The expiry date of the license was further extended to December 31, 2022 by MLSA given the impact of COVID-19.
License fee paid					$ 8,159
Exploration cost										5,158,454
Accumulated exploration surplus credits										6,026,089
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid					$ 41,000
Exploration requirement										5,510,400
Accumulated exploration surplus credits										$ 30,281,852
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 132,679
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description										The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash										50.00%
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 5,430	$ 123,460
License period description	The Carbonatite License is valid for 5 years until December 31, 2022 with annual license fee of DKK 31,000 (approximately $6,168). The expiry date of the license was further extended to December 31, 2023 by MLSA given the impact of COVID-19.
License fee paid	$ 6,168
Exploration cost										$ 1,486,940
Exploration requirement										53,192
Accumulated exploration surplus credits										2,088,808
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid	$ 31,000
Exploration requirement										267,320
Accumulated exploration surplus credits										$ 10,496,522